[LOGO OF LINCOLN FINANCIAL GROUP






                                                                Lincoln National
                                                                 Bond Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 1999

Lincoln National Bond Fund, Inc.


Index
         Commentary
         Statement of Net Assets
         Statement of Operations
         Statements of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements

Lincoln National Bond Fund, Inc.


Managed by:         [LOGO OF LINCOLN FINANCIAL GROUP

The Fund had a return of (2.8)% for the first six months of 1999 while its benchmark, the Lehman Brothers Government/Corporate Bond Index, returned (2.3)% for the same period. With a continuation of interest rate increases in the second quarter as in the first quarter, 1999 remains a difficult year for bonds. Negative total returns have been achieved by every broad bond index. Bond prices have gone down in 1999, as the U.S. economy has remained robust, with bond market participants anticipating tighter Federal Reserve (Fed) policy to slow economic growth. The Fed did indeed tighten policy in late June with an increase in the Fed Funds rate by 0.25% to 5%. However, in somewhat of a surprise, the Fed changed their policy stance (held since May 1999) from a tightening bias to a neutral bias.

Notwithstanding this change in policy stance, the bond market remains very divided on the future course of Fed policy and interest rate moves.

Although outperforming Treasuries in the first quarter, corporate bonds suffered due to heavy supply and buyer apathy in May and June and have now about equal performance with Treasuries for year-to-date 1999. Credit conditions in 1999, however, are much tamer than the tumultuous 1998. We expect the credit environment to be relatively benign, as we see no recession likely over the next twelve months.

David C. Fischer

                                  Bond Fund  1

Lincoln National Bond Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 1999

Investments:

                                                    Par              Market
Long-Term Debt Investments:                        Amount            Value
------------------------------------------------------------------------------
U.S. Government & Agency Obligations: 33.5%
------------------------------------------------------------------------------
Federal Farm Credit Bank
  5.75%, 3/23/05                                $13,200,000       $12,841,617
Federal Home Loan Mortgage Corporation
  6.39%, 10/15/06                                 1,971,743         1,957,571
  7.30%, 12/1/12                                  2,911,380         2,946,862
  3.50%, 12/15/21                                 2,000,000         1,732,064
Federal Home Loan Bank
  5.84%, 8/19/05                                 29,015,000        28,320,378
  6.00%, 6/11/08                                  8,700,000         8,448,108
Federal National Mortgage Association
  6.80%, 8/1/05                                     904,894           906,867
  7.175%, 10/1/05                                 2,513,799         2,535,619
  6.655%, 11/1/05                                   965,019           965,000
  6.66%, 12/1/05                                  1,929,094         1,934,457
  7.043%, 7/1/06                                  2,423,278         2,470,229
  0.00%, 7/24/06                                  9,500,000         6,112,850
  7.15%, 10/1/15                                  2,726,767         2,742,528
  8.00%, 4/1/17                                      87,370            90,482
  6.50%, 9/25/21                                  4,096,870         4,082,641
  7.00%, 10/1/25                                  1,631,701         1,622,013
  6.50%, 12/1/27                                 14,291,681        13,831,668
Government National Mortgage Association
  9.00%, 5/15/17                                     70,229            75,409
  9.00%, 9/15/19                                    315,507           338,677
  6.50%, 11/15/23                                   634,774           616,128
U.S. Treasury Bond
  12.00%, 8/15/13                                   500,000           700,136
U.S.Treasury Note
  6.50%, 8/31/01                                  6,275,000         6,386,791
U.S. Treasury Strip
  0.00%, 11/15/09                                13,000,000         6,893,865
  0.00%, 2/15/11                                 16,500,000         8,114,061
------------------------------------------------------------------------------
                                                                  116,666,021

Collateralized Mortgage Obligations: 2.8%
------------------------------------------------------------------------------
CMAT 1999-C1 A1
  6.25%, 8/17/06                                  2,469,054         2,412,728
Household Affinity Credit Card
  6.05%, 5/15/01                                  1,000,000         1,003,136
Mid-State Trust
  7.63%, 4/1/22                                      97,205            98,617
Norwest Asset Sec Corp Ser 99-5
  6.25%, 3/25/14                                  5,028,617         4,938,259
VAND MTG SER99-A CL 1A2 144A
  5.97%, 3/7/12                                   1,300,000         1,281,719
------------------------------------------------------------------------------
                                                                    9,734,459

Automobile & Auto Parts: 0.6%
------------------------------------------------------------------------------
Daimler-Chrysler
  7.45%, 2/1/2097                                 1,000,000           996,250
Goodyear Tire & Rubber
  6.63%, 12/1/06                                  1,250,000         1,229,688
------------------------------------------------------------------------------
                                                                    2,225,938

Banking, Finance & Insurance: 33.6%
------------------------------------------------------------------------------
Ahmanson, H. F.
  8.25%, 10/1/02                                  2,000,000         2,087,500
Aristar Financial
  7.50%, 7/1/99                                   1,500,000         1,500,000
Bank One
  9.88%, 3/1/09                                     500,000           600,000
Banque Paribas-NY
  8.35%, 6/15/07                                  1,400,000         1,512,000
Barnett Bank
  6.90%, 9/1/05                                   1,500,000         1,501,875

                                                    Par              Market
Banking, Finance & Insurance (Con't)               Amount            Value
------------------------------------------------------------------------------
Barnett Capital Trust I
  8.06%, 12/1/26                                $ 1,900,000       $ 1,928,500
Citicorp Notes
  6.33%, 1/5/06                                   1,600,000         1,546,000
Comerica Bank
  7.88%, 9/15/26                                  1,500,000         1,533,750
Dow Capital
  9.00%, 5/15/10                                  3,000,000         3,371,250
Fannie Mae- When Issued
  0.00%, 6/1/17                                  66,500,000        20,739,907
Federal Farm Credit Bank
  5.97%, 3/11/05                                 31,025,000        30,508,961
Finova Capital
  6.12%, 5/28/02                                  1,000,000           991,250
First Bank System
  6.88%, 9/15/07                                  1,000,000           997,500
First of America Capital Trust I
  8.12%, 1/31/27                                  2,000,000         2,032,500
First Security
  7.00%, 7/15/05                                  1,000,000         1,006,250
First Union
  8.00%, 8/15/09                                  2,000,000         2,182,500
Fleet Financial Group
  7.25%, 9/1/99                                   1,000,000         1,002,940
General Motors Acceptance
  7.88%, 3/7/01                                   1,500,000         1,541,250
  8.88%, 6/1/10                                   1,500,000         1,695,000
  8.17%, 1/2/20                                      85,041            87,070
Harris Bankcorp
  9.38%, 6/1/01                                     250,000           262,813
Household Finance
  9.63%, 7/15/00                                    875,000           905,612
Hydro-Quebec
  7.20%, 10/5/09                                  3,000,000         3,414,683
International Lease Finance
  8.25%, 1/15/00                                  2,000,000         2,029,793
John Deere Capital
  8.63%, 8/1/19                                   2,000,000         2,132,500
Lehman Brothers Holdings
  8.875%, 3/1/02                                  1,000,000         1,045,000
Mellon Capital I Notes
  7.72%, 12/1/26                                  1,500,000         1,466,250
Mercantile Bancorp
  7.30%, 6/15/07                                  1,325,000         1,349,844
Midland Bank
  5.313%, 9/29/49                                 1,400,000         1,119,300
Morgan Stanley Group
  6.875%, 3/1/07                                  2,250,000         2,247,188
National Westminister Bank
  9.45%, 5/1/01                                     500,000           522,500
Nynex Capital Funding
  7.63%, 10/15/09                                 3,000,000         3,324,277
PNC Funding
  6.875%, 7/15/07                                 1,187,000         1,184,033
Polymer Group
  9.00%, 7/1/07                                     300,000           294,000
PSE&G 144A
  6.25%, 5/15/03                                  2,500,000         2,440,625
Salomon Brothers
  7.25%, 1/15/00                                  1,000,000         1,010,099
Salomon Smith Barney
  7.875%, 10/1/99                                 3,000,000         3,018,824
Simon DeBartolo Group
  7.125%, 6/24/05                                   520,000           507,650
SouthTrust Bank of Birmingham
  7.69%, 5/15/25                                  2,750,000         2,918,438
Standard Chartered Notes
  5.28%, 12/29/49                                 2,500,000         1,648,250
State Street Capital Series B
  8.035%, 3/15/27                                 1,400,000         1,410,500
Union Bank Switzerland
  7.25%, 7/15/06                                  2,250,000         2,269,688
Wachovia Capital Trust I
  7.64%, 1/15/27                                  1,900,000         1,850,125
------------------------------------------------------------------------------
                                                                  116,737,995

                                  Bond Fund  2

                                                    Par              Market
                                                   Amount            Value
------------------------------------------------------------------------------

Building & Materials: 0.7%
------------------------------------------------------------------------------
Champion International
7.70%, 12/15/99                                 $ 1,500,000       $ 1,507,500
Georgia-Pacific
9.95%, 6/15/02                                    1,000,000         1,082,500
------------------------------------------------------------------------------
                                                                    2,590,000

Cable, Media & Publishing: 1.2%
------------------------------------------------------------------------------
Century Communications
0.00%, 1/15/08                                      300,000           135,000
Charter Communications 144A
8.63%, 4/1/09                                       300,000           288,750
News America Holdings
8.45%, 8/1/34                                     1,500,000         1,580,625
Time Warner
9.13%, 1/15/13                                    2,000,000         2,320,000
------------------------------------------------------------------------------
                                                                    4,324,375
Chemicals: 0.1%
------------------------------------------------------------------------------
ISP Holdings
9.00%, 10/15/03                                     300,000           301,500
Energy: 1.0%
Consumers Energy
6.50%, 6/15/05                                      500,000           496,875
6.20%, 5/1/08                                     1,000,000           965,000
Enron
9.50%, 6/15/01                                    1,000,000         1,056,250
Petro-Canada
8.60%, 10/15/01                                   1,500,000         1,571,250
------------------------------------------------------------------------------
                                                                    4,089,375

Environmental Services: 0.5%
------------------------------------------------------------------------------
Waste Management
6.625%, 7/15/02                                   1,750,000         1,758,750
------------------------------------------------------------------------------

Food, Beverage & Tobacco: 0.2%
------------------------------------------------------------------------------
Nabisco
7.55%, 6/15/15                                      750,000           744,375
Healthcare & Pharmaceuticals: 1.0%
Allegiance
7.30%, 10/15/06                                     750,000           766,875
Lilly (Eli)
8.38%, 2/7/05                                     2,250,000         2,411,550
Tenet Healthcare
8.00%, 1/15/05                                      300,000           294,000
------------------------------------------------------------------------------
                                                                    3,472,425

Leisure, Lodging & Entertainment: 0.4%
------------------------------------------------------------------------------
Darden Restaurants
6.38%, 2/1/06                                     1,500,000         1,419,375
------------------------------------------------------------------------------

Metals & Mining: 1.8%
------------------------------------------------------------------------------
Alcan Aluminum
8.875%, 1/15/22                                     500,000           534,375
Cyprus Amax Minerals
7.375%, 5/15/07                                   2,500,000         2,343,750
Inco
9.60%, 6/15/22                                    1,000,000           891,250
Newmont Gold
8.91%, 1/5/09                                       665,276           711,014
Placer Dome
7.37%, 6/3/26                                     1,000,000           970,000
Placer Dome Series A
7.31%, 1/26/21                                    1,000,000           871,250
------------------------------------------------------------------------------
                                                                    6,321,639

Miscellaneous: 2.3%
------------------------------------------------------------------------------
Buckeye Cellulose
8.50%, 12/15/05                                     150,000           151,500
Corp Andina
7.75%, 3/1/04                                     2,000,000         2,025,000
ENSERCH
6.25%, 1/1/03                                     2,500,000         2,459,375

                                                    Par              Market
Miscellaneous (Cont.)                              Amount            Value
------------------------------------------------------------------------------
ESI TRACTEBEL
7.99%, 12/30/11                                 $   300,000       $   295,125
Manitoba
7.75%, 7/17/16                                    1,500,000         1,623,750
Republic of Korea
8.875%, 4/15/08                                   1,500,000         1,593,750
------------------------------------------------------------------------------
                                                                    8,148,500

Paper & Forest Products: 0.7%
------------------------------------------------------------------------------
Big Flower Press
8.625%, 12/1/08                                     300,000           279,000
James River
6.70%, 11/15/03                                   2,000,000         1,997,500
------------------------------------------------------------------------------
                                                                    2,276,500

Retail: 1.0%
------------------------------------------------------------------------------
Sears Roebuck
9.05%, 2/6/12                                     2,000,000         2,315,000
Service Corp International
7.00%, 6/1/15                                     1,000,000           995,000
------------------------------------------------------------------------------
                                                                    3,310,000

Telcommunications: 3.3%
------------------------------------------------------------------------------
AT&T Capital
7.47%, 5/11/05                                    2,750,000         2,791,250
Litton Industries
6.98%, 3/15/36                                    1,000,000         1,006,250
Nynex
7.63%, 10/15/09                                   1,250,000         1,389,063
Pacificorp
9.15%, 8/9/11                                     2,000,000         2,355,000
Qwest Communications International
0.00%, 2/1/08                                       300,000           224,250
Rochester Telephone
9.00%, 7/19/00                                    2,000,000         2,052,500
U.S. Cellular
7.25%, 8/15/07                                    1,500,000         1,515,000
------------------------------------------------------------------------------
                                                                   11,333,313

Transporatation & Shipping: 4.5%
------------------------------------------------------------------------------
American Airline
10.18%, 1/2/13                                    1,500,000         1,769,868
Bombardier 144A
6.00%, 1/15/02                                    3,000,000         2,925,000
Burlington Northern Railroad
6.94%, 1/2/14                                       454,072           447,782
Chicago & Northwestern Holdings
6.25%, 7/30/12                                    1,323,702         1,285,646
CSX
7.25%, 5/1/27                                     1,000,000         1,016,250
Federal Express
7.96%, 3/28/17                                    1,129,243         1,161,709
Ryder System
6.27%, 7/29/02                                    3,000,000         2,955,000
United Airlines
9.35%, 4/7/16                                     1,500,000         1,649,917
US Freightways
6.50%, 5/1/09                                     2,500,000         2,365,625
------------------------------------------------------------------------------
                                                                   15,576,797

Utilities: 8.3%
------------------------------------------------------------------------------
Calpine
7.75%, 4/15/09                                      300,000           287,250
Colonial Gas Series A
6.81%, 5/19/27                                    1,500,000         1,522,500
Detriot Edison
6.56%, 5/1/01                                     2,000,000         2,007,500
Duquesne Light
8.70%, 6/1/16                                     2,460,000         2,653,725
Great Lakes Power
9.00%, 8/1/04                                     1,500,000         1,601,250
Houston Light & Power Capital Trust II
8.26%, 2/1/37                                     1,900,000         1,938,000
MidAmerican Energy
6.50%, 12/15/01                                   1,250,000         1,248,438
National Rural Utility
7.20%, 10/1/15                                    1,000,000         1,001,250

                                  Bond Fund  3

                                                    Par               Market
Utilities (Cont.)                                  Amount             Value
------------------------------------------------------------------------------
Nevada Power
7.06%, 5/1/00                                   $ 1,500,000       $ 1,511,250
New Jersey Bell
7.85%, 11/15/29                                   1,950,000         2,081,625
Noble Affiliates
7.25%, 10/15/23                                     600,000           561,000
Old Dominion Electric
8.76%, 12/1/22                                    1,600,000         1,752,000
Pennsylvania Power & Light
7.70%, 10/1/09                                    3,000,000         3,210,000
PSI Energy
8.85%, 1/15/22                                    1,980,000         2,234,925
Public Service
6.375%, 11/1/05                                   1,500,000         1,468,125
Texas Gas Transmissions
8.625%, 4/1/04                                    1,000,000         1,080,000
Washington Water Public
8.01%, 12/1701                                    2,000,000         2,050,000
------------------------------------------------------------------------------
                                                                   28,208,838

Total Long Term Debt Investments: 97.5%
(Cost $342,481,014)                                               339,240,175
------------------------------------------------------------------------------

Money Market Instruments:
Caterpillar
5.20%, 7/1/99                                     3,900,000         3,900,000
------------------------------------------------------------------------------

Total Money Market Instruments: 1.1%
(Cost $3,900,000)                                                   3,900,000
------------------------------------------------------------------------------

Total Investments: 98.6%
(Cost $346,381,014)                                               343,140,175
------------------------------------------------------------------------------
Other Assets Over Liabilties: 1.4%                                  4,859,013
------------------------------------------------------------------------------

Net Assets:
(Equivalent to $12.213 per share
based on 28,494,130 shares
issued and outstanding)                                          $347,999,188
------------------------------------------------------------------------------

Components of Net Assets at June 30, 1999:
------------------------------------------------------------------------------
Common Stock, $.01 par value
 50,000,000 authorized shares                                    $    284,941
Paid in capital in excess of par value of shares issued           343,641,599
Undistributed net investment income                                10,430,255
Accumulated net realized loss on investments                       (3,116,768)
Net unrealized depreciation of investments                         (3,240,839)
------------------------------------------------------------------------------
Total Net Assets                                                 $347,999,188
------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  Bond Fund  4

Lincoln National Bond Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 1999


Investment income:
 Interest                                                $  11,345,550
-------------------------------------------------------------------------
  Total investment income                                   11,345,550
-------------------------------------------------------------------------

Expenses:
 Management fees                                               792,822
-------------------------------------------------------------------------
 Accounting fees                                                83,400
-------------------------------------------------------------------------
 Printing and postage                                           22,406
-------------------------------------------------------------------------
 Legal fees                                                      9,754
-------------------------------------------------------------------------
 Custody fees                                                    8,695
-------------------------------------------------------------------------
 Directors fees                                                  2,100
-------------------------------------------------------------------------
 Other                                                             432
-------------------------------------------------------------------------
 Less expenses paid indirectly                                  (4,315)
-------------------------------------------------------------------------
  Total expenses                                               915,294
-------------------------------------------------------------------------
Net investment income                                       10,430,256
-------------------------------------------------------------------------

Net realized and unrealized loss on investments:
 Net realized loss on investment transactions                  (29,831)
-------------------------------------------------------------------------
 Net change in unrealized depreciation
   of investments                                          (20,583,765)
-------------------------------------------------------------------------
Net realized and unrealized loss on investments            (20,613,596)
-------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                 $(10,183,340)
-------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                     Six months
                                                     ended
                                                     6/30/99       Year ended
                                                     (Unaudited)   12/31/98
                                                     --------------------------
Changes from operations:
-------------------------------------------------------------------------------
 Net investment income                               $ 10,430,256  $ 18,584,772
-------------------------------------------------------------------------------
 Net realized gain (loss) on investment transactions      (29,831)    4,018,704
-------------------------------------------------------------------------------
 Net change in unrealized appreciation/
 (depreciation) of investments                        (20,583,765)    5,821,604
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                             (10,183,340)   28,425,080
-------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                                 (3,393,908)  (32,304,033)
-------------------------------------------------------------------------------
  Total distributions to shareholders                  (3,393,908)  (32,304,033)
-------------------------------------------------------------------------------
Net increase/(decrease) in net assets
resulting from capital share transactions              (2,231,380)   87,303,598
-------------------------------------------------------------------------------

 Total increase/(decrease) in net assets              (15,808,628)   83,424,645
-------------------------------------------------------------------------------
Net Assets, beginning of period                       363,807,816   280,383,171
-------------------------------------------------------------------------------
Net Assets, end of period                            $347,999,188  $363,807,816
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  Bond Fund  5

Lincoln National Bond Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                            Six months
                                            ended
                                            6/30/99      Year ended December 31,
                                            (Unaudited)  1998        1997         1996      1995          1994
                                            ----------------------------------------------------------------------
Net asset value, beginning of period        $ 12.689     $ 12.861    $ 11.766     $ 12.247  $ 10.941      $ 12.693

Income (loss) from investment operations:
   Net investment income                       0.399        0.662       0.785        0.767     0.803         0.741
   Net realized and unrealized gain (loss)
      on investments                          (0.756)       0.494       0.310       (0.481)    1.306        (1.233)
                                            ----------------------------------------------------------------------
   Total from investment operations           (0.357)       1.156       1.095        0.286     2.109        (0.492)
                                            ----------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income       (0.119)      (1.328)          -       (0.767)   (0.803)       (0.741)
   Distributions from net realized gain on
       investment transactions                     -            -           -            -         -        (0.519)
                                            ----------------------------------------------------------------------
Total dividends and distributions             (0.119)      (1.328)          -       (0.767)   (0.803)       (1.260)
                                            ----------------------------------------------------------------------
Net asset value, end of period              $ 12.213     $ 12.689    $ 12.861     $ 11.766  $ 12.247      $ 10.941
                                            ----------------------------------------------------------------------

Total Return(1)                                (2.83%)       9.56%       9.30%        2.31%    18.95%        (4.18%)

Ratios and supplemental data:
   Ratio of expenses to average net assets      0.51%(2)     0.52%       0.53%        0.51%     0.49%         0.50%
   Ratio of net investment income
       to average net assets                    5.85%(2)     5.90%       6.45%        6.56%     6.90%         6.40%
   Portfolio Turnover                          15.89%       51.33%      56.16%      142.19%     139.61%     213.26%
   Net assets, end of period (000 omitted)  $347,999     $363,808    $280,383     $253,328    $250,816    $195,010

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized

See accompanying notes to financial statements.

                                  Bond Fund  6

Lincoln National Bond Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 1999

The Fund: Lincoln National Bond Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their mean quotations. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the six months ended June 30, 1999, the custodial fees offset agreement amounted to $4,315.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums. If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

                                  Bond Fund  7

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 1999 are as follows:

         Aggregate         Aggregate        Gross             Gross             Net
         Cost of           Proceeds         Unrealized        Unrealized        Unrealized
         Purchases         From Sales       Appreciation      Depreciation      Depreciation
         -----------------------------------------------------------------------------------
         $54,051,595       $20,501,450      $5,091,163        $(8,332,002)      $(3,240,839)

4. Summary of Changes From Capital Share Transactions

                                                      Shares Issued Upon                                 Net Increase/(Decrease)
                              Capital                 Reinvestment of        Capital Shares              Resulting From Capital
                              Shares Sold             Dividends              Redeemed                    Share Transactions
                             -----------------------------------------------------------------------------------------------------
                              Shares       Amount     Shares    Amount       Shares       Amount         Shares       Amount
                             -----------------------------------------------------------------------------------------------------
Six months ended
  June 30, 1999 (unaudited): 1,922,357  $24,002,375    273,597  $ 3,393,908  (2,372,761)  $(29,627,663)   (176,807)  $ (2,231,380)

Year ended
  December 31, 1998:         6,299,076   80,781,622  2,614,466   32,304,034  (2,044,330)   (25,782,058)  6,869,212     87,303,598

5. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

6. Capital Loss Carryforward

As of December 31, 1998, the Fund had $3,108,766 of unused capital loss carryforward for federal tax purposes. The loss carryforward expires in the year 2004.

                                  Bond Fund  8